Document and Entity Information Document	Apr. 01, 2021
Written Communications	false
Amendment Flag	false
Entity File Number	1-32718
Document Type	8-K
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	Entergy Louisiana, LLC
Entity Tax Identification Number	47-4469646
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001348952
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Mortgage Bonds, 4.875% Series due September 2066 | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Security Exchange Name	NYSE
Trading Symbol	ELC